THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
COMMON STOCKS (98.4%)
BASIC INDUSTRIES (4.8%)
CHEMICALS (3.8%)
Albemarle Corp...................................     157,900   $  3,059,312
Bush Boake Allen, Inc.+..........................      28,300        711,037
General Chemical Group, Inc.+....................     177,200        498,375
Geon Co..........................................      96,100      2,907,025
Georgia Gulf Corp................................     199,800      5,094,900
Wellman, Inc.....................................     291,000      4,637,812
                                                                ------------
                                                                  16,908,461
                                                                ------------

FOREST PRODUCTS & PAPER (0.3%)
Universal Forest Products, Inc...................      99,000      1,522,125
                                                                ------------

METALS & MINING (0.7%)
Kennametal, Inc..................................      46,600      1,549,450
Mueller Industries, Inc.+........................      48,800      1,756,800
                                                                ------------
                                                                   3,306,250
                                                                ------------
  TOTAL BASIC INDUSTRIES.........................                 21,736,836
                                                                ------------
CONSUMER GOODS & SERVICES (17.1%)
BROADCASTING & PUBLISHING (3.2%)
Entercom Communications Corp.+...................      54,200      3,099,562
Radio Unica Corp.+...............................      16,750        462,719
Scholastic Corp.+................................      37,300      2,046,837
Spanish Broadcasting System, Inc., Class A+......      45,700      1,450,975
Univision Communications, Inc., Class A+.........      70,300      6,151,250
World Wrestling Federation Entertainment,
  Inc.+..........................................      45,775        921,222
                                                                ------------
                                                                  14,132,565
                                                                ------------

EDUCATION (0.9%)
DeVry, Inc.+.....................................     195,400      3,944,637
                                                                ------------

ENTERTAINMENT, LEISURE & MEDIA (4.4%)
American Classic Voyages Co.+....................      38,100      1,104,900
Anchor Gaming+...................................      68,600      3,777,287
Cinar Corp., Class B+............................     181,900      2,489,756
Insight Communications Co., Inc.+................      86,800      2,148,300
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
ENTERTAINMENT, LEISURE & MEDIA (CONTINUED)
Jones Intercable, Inc., Class A+.................      23,600   $  1,383,550
Media Metrix, Inc.+..............................      41,750      1,544,750
Pixar, Inc.+.....................................      59,700      2,507,400
Premier Parks, Inc.+.............................     161,600      4,040,000
Steiner Leisure Ltd.+(i).........................      17,050        282,391
Webstakes. com, Inc.+............................      39,975        354,778
                                                                ------------
                                                                  19,633,112
                                                                ------------

FOOD, BEVERAGES & TOBACCO (1.8%)
American Italian Pasta Co., Class A+.............      49,800      1,497,112
Keebler Foods Co.+...............................      60,000      1,653,750
Robert Mondavi Corp., Class A+...................      86,100      3,312,159
Webvan Group, Inc.+..............................      57,700      1,424,469
                                                                ------------
                                                                   7,887,490
                                                                ------------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.2%)
Furniture Brands International, Inc.+............      43,000        838,500
                                                                ------------

RESTAURANTS & HOTELS (1.5%)
Aztar Corp.+.....................................      69,400        741,712
Papa John's International, Inc.+.................     120,500      4,326,703
Sun International Hotels Ltd.+(i)................      33,400        630,425
Vail Resorts, Inc.+..............................      62,900      1,081,094
                                                                ------------
                                                                   6,779,934
                                                                ------------

RETAIL (5.1%)
AnnTaylor Stores Corp.+..........................      75,000      3,239,062
bebe stores, inc.+...............................      78,600      2,446,425
Cost Plus, Inc.+.................................      83,050      3,072,850
eToys, Inc.+.....................................      23,200      1,452,900
Hibbett Sporting Goods, Inc.+....................      39,300        510,900
InterTAN, Inc.+..................................      39,600        947,925
Kenneth Cole Productions, Inc., Class A+.........      33,400      1,532,225
Linens n' Things, Inc.+..........................      49,500      1,670,625
MSC Industrial Direct Co., Inc., Class A+........      98,700        894,469
Steven Madden Ltd.+..............................     163,900      2,099,969
Talbots, Inc.....................................      58,200      2,822,700
The Finish Line, Inc., Class A+..................      74,300        492,237

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
RETAIL (CONTINUED)
Ticketmaster Online-CitySearch, Inc., Class B+...      29,000   $    822,875
Vans, Inc.+......................................      63,300        755,644
                                                                ------------
                                                                  22,760,806
                                                                ------------
  TOTAL CONSUMER GOODS & SERVICES................                 75,977,044
                                                                ------------

ENERGY (2.0%)
GAS EXPLORATION (0.7%)
Devon Energy Corp................................      82,600      2,911,650
                                                                ------------

OIL-PRODUCTION (0.2%)
Spinnaker Exploration Co.+.......................      66,700        983,825
OIL-SERVICES (1.1%)
Cooper Cameron Corp.+............................      36,700      1,573,512
National-Oilwell, Inc.+..........................     140,700      2,004,975
Smith International, Inc.+.......................      38,800      1,547,150
                                                                ------------
                                                                   5,125,637
                                                                ------------
  TOTAL ENERGY...................................                  9,021,112
                                                                ------------

FINANCE (5.7%)
BANKING (2.8%)
AMCORE Financial, Inc............................      17,700        446,925
Bank United Corp., Class A.......................      75,400      2,686,125
Centura Banks, Inc...............................       8,800        409,200
City National Corp...............................      32,900      1,186,456
Colonial BancGroup, Inc..........................      26,900        307,669
Columbia Banking System, Inc.+...................       7,100        116,262
Commercial Federal Corp..........................      43,500        791,156
Hamilton Bancorp, Inc.+..........................      31,300        602,525
Independent Bank Corp............................      41,395        693,366
National Commerce Bancorporation.................     121,800      3,075,450
Pacific Century Financial Corp...................      21,700        425,862
Sterling Bancshares, Inc.........................      91,700      1,174,906
Webster Financial Corp...........................      22,100        588,412
West Coast Bancorp...............................      11,730        173,017
                                                                ------------
                                                                  12,677,331
                                                                ------------
FINANCIAL SERVICES (2.1%)
Allied Capital Corp..............................      79,300      1,605,825
BlackRock, Inc.+.................................      37,700        692,737
Financial Federal Corp.+.........................     118,500      2,451,469
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
FINANCIAL SERVICES (CONTINUED)
Gabelli Asset Management, Inc., Class A+.........      75,500   $  1,311,812
Heller Financial, Inc............................      92,200      2,039,925
Wit Capital Group, Inc.+.........................      52,900      1,031,550
                                                                ------------
                                                                   9,133,318
                                                                ------------

INSURANCE (0.6%)
Fremont General Corp.............................      87,700        443,981
RenaissanceRe Holdings Ltd.(i)...................      50,700      2,113,556
                                                                ------------
                                                                   2,557,537
                                                                ------------

REAL ESTATE INVESTMENT TRUSTS (0.2%)
IndyMac Mortgage Holdings, Inc...................      63,700        704,681
                                                                ------------
  TOTAL FINANCE..................................                 25,072,867
                                                                ------------

HEALTH CARE (11.9%)
BIOTECHNOLOGY (5.5%)
Affymetrix, Inc.+................................      35,700      3,498,600
Human Genome Sciences, Inc.+.....................      97,200     10,886,400
IDEC Pharmaceuticals Corp.+......................      16,900      2,142,075
Millennium Pharmaceuticals, Inc.+................      52,700      5,130,016
SangStat Medical Corp.+..........................     114,000      2,686,125
                                                                ------------
                                                                  24,343,216
                                                                ------------

HEALTH SERVICES (2.3%)
Allscripts, Inc.+................................     121,475      4,388,284
CareInsite, Inc.+................................      37,800      1,979,775
MedQuist, Inc.+..................................     143,700      4,095,450
                                                                ------------
                                                                  10,463,509
                                                                ------------

MEDICAL SUPPLIES (1.8%)
CONMED Corp.+....................................      12,700        320,675
Cyberonics, Inc.+................................      89,900      1,567,631
IDEXX Laboratories, Inc.+........................     103,200      1,909,200
MedImmune, Inc.+.................................      16,575      1,992,108
Ocular Sciences, Inc.+...........................      22,100        410,231
Respironics, Inc.+...............................      27,900        221,456
Summit Technology, Inc.+.........................      81,600      1,565,700
                                                                ------------
                                                                   7,987,001
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
PHARMACEUTICALS (2.3%)
BioCryst Pharmaceuticals, Inc.+..................      42,500   $  1,094,375
Gilead Sciences, Inc.............................      11,700        561,600
ILEX Oncology, Inc.+.............................      26,350        457,831
Ligand Pharmaceuticals, Inc., Class B+...........     210,000      2,415,000
Symyx Technologies, Inc.+........................      30,100      1,038,450
Triangle Pharmaceuticals, Inc.+..................      63,600      1,248,150
Vertex Pharmaceuticals, Inc.+....................      76,700      2,037,344
Vical, Inc.+.....................................      54,600      1,184,137
                                                                ------------
                                                                  10,036,887
                                                                ------------
  TOTAL HEALTH CARE..............................                 52,830,613
                                                                ------------

INDUSTRIAL PRODUCTS & SERVICES (2.7%)
CAPITAL GOODS (0.1%)
Milacron, Inc....................................      29,500        429,594
                                                                ------------

COMMERCIAL SERVICES (0.1%)
Central Parking Corp.+...........................      26,400        683,100
                                                                ------------

CONSTRUCTION & HOUSING (0.7%)
Dycom Industries, Inc.+..........................      66,600      2,680,650
MasTec, Inc.+....................................      12,600        518,962
                                                                ------------
                                                                   3,199,612
                                                                ------------

DIVERSIFIED MANUFACTURING (1.1%)
Gentek, Inc......................................     232,500      2,717,344
Olin Corp........................................     119,800      2,148,912
                                                                ------------
                                                                   4,866,256
                                                                ------------

MACHINERY (0.7%)
AGCO Corp........................................      63,500        805,656
CNH Global N.V.(i)...............................     155,100      2,122,931
                                                                ------------
                                                                   2,928,587
                                                                ------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                 12,107,149
                                                                ------------

TECHNOLOGY (43.2%)
AEROSPACE (0.8%)
L-3 Communications Holdings, Inc.+...............      83,900      3,460,875
                                                                ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------

COMPUTER PERIPHERALS (1.3%)
Creative Technology Ltd..........................      65,000   $    942,500
In Focus Systems, Inc.+..........................      43,500        908,062
JNI Corp.+.......................................       8,500        666,187
Radiant Systems, Inc.+...........................     127,900      3,165,525
                                                                ------------
                                                                   5,682,274
                                                                ------------

COMPUTER SOFTWARE (13.6%)
3DO Co.+.........................................     175,500      1,661,766
Actuate Software Corp.+..........................      63,100      3,849,100
Aether Systems, Inc.+............................       8,725        663,100
Akamai Technologies, Inc.+.......................      11,900      2,820,300
AppNet, Inc.+....................................      86,900      4,323,275
Art Technology Group, Inc.+......................      30,400      1,930,400
Aspen Technologies, Inc.+........................     192,900      3,640,987
CacheFlow, Inc.+.................................       8,425      1,276,387
CBT Group Public Ltd. Co., (Spon. ADR)+(i).......      48,100      1,178,450
Digital Impact, Inc.+............................      13,575        731,353
Digital Island, Inc.+............................       8,400        392,700
E. piphany, Inc.+................................       4,400        745,525
Exchange Applications, Inc.+.....................      63,500      3,857,625
Interleaf, Inc.+.................................      10,800        396,225
Liberate Technologies, Inc.+.....................      54,400      6,942,800
Manugistics Group, Inc.+.........................      59,200        991,600
MAPICS, Inc.+....................................      27,500        261,250
Mediaplex, Inc.+.................................      21,825        742,050
Metasolv Software, Inc.+.........................       8,375        516,633
MicroStrategy, Inc.+.............................      69,100      8,464,750
Mission Critical Software, Inc.+.................      53,100      2,907,225
National Information Consortium, Inc.+...........      73,700      1,943,837
NetZero, Inc.+...................................      22,800        484,500
nFront, Inc.+....................................      45,400        888,139
OpenTV Corp.+....................................       7,825        604,481
PC-Tel, Inc.+....................................      34,100      1,257,438
Private Business, Inc.+..........................      18,000         54,563
Quest Software, Inc.+............................       4,300        322,500
Quintus Corp.+...................................      15,625        867,188
Retek, Inc.+.....................................      25,225      1,710,570
SalesLogix Corp.+................................      88,300      2,538,625
WebTrends Corp.+.................................      22,800      1,312,425
                                                                ------------
                                                                  60,277,767
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
COMPUTER SYSTEMS (1.2%)
Cobalt Networks, Inc.+...........................       6,600   $  1,114,163
National Computer Systems, Inc...................      36,700      1,408,363
Pinnacle Systems, Inc.+..........................      71,900      2,372,700
SonicWALL, Inc.+.................................       9,125        311,962
                                                                ------------
                                                                   5,207,188
                                                                ------------

ELECTRONICS (1.4%)
Alteon Websystems, Inc.+.........................       7,400        714,100
Finisar Corp.+...................................       9,025      1,040,131
Foundry Networks, Inc.+..........................      12,700      2,986,088
Plexus Corp.+....................................      37,900      1,492,313
                                                                ------------
                                                                   6,232,632
                                                                ------------

INFORMATION PROCESSING (9.6%)
24 / 7 Media, Inc.+..............................     122,100      6,196,576
Breakaway Solutions, Inc.+.......................       8,200        467,400
Catalina Marketing Corp.+........................      52,700      5,022,969
CheckFree Holdings Corp.+........................      22,400      1,471,400
Covad Communications Group, Inc.+................      86,150      4,474,416
Diamond Technology Partners, Inc., Class A+......      19,500      1,023,750
Expedia Inc., Class A+...........................      14,525        773,456
Go2Net, Inc.+....................................      11,500        840,219
Internet Capital Group, Inc.+....................      18,310      3,076,080
Management Network Group, Inc.+..................      30,850      1,041,188
Multex.com, Inc.+................................      73,600      2,097,600
Net Perceptions, Inc.+...........................     115,300      4,352,575
Predictive Systems, Inc.+........................      22,900      1,031,931
Safeguard Scientifics, Inc.+.....................      25,200      2,800,350
Verio, Inc.+.....................................     133,600      4,801,250
VerticalNet, Inc.+...............................      20,000      1,752,500
Wireless Facilities, Inc.+.......................      29,700      1,603,800
                                                                ------------
                                                                  42,827,460
                                                                ------------

SEMICONDUCTORS (15.3%)
Applied Mircro Circuits Corp.+...................      43,600      3,624,250
Asyst Technologies, Inc.+........................      57,200      2,285,319
ATMI, Inc.+......................................     231,800      7,055,413
Brooks Automation, Inc.+.........................      64,100      1,746,725
C-Cube Microsystems, Inc.+.......................      52,900      2,368,102
Cognex Corp.+....................................      17,100        555,750
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
SEMICONDUCTORS (CONTINUED)

Cymer, Inc.+.....................................      87,100   $  3,484,000
Cypress Semiconductor Corp.+.....................     242,200      6,599,950
Electro Scientific Industries, Inc.+.............      39,600      2,314,125
Exar Corp.+......................................      49,800      2,421,525
Fairchild Semiconductor Corp., Class A+..........     129,930      3,638,040
Galileo Technology Ltd.+.........................     104,700      2,388,469
GaSonics International Corp.+....................     138,800      2,134,050
hi / fn, inc.+...................................      23,500      1,034,000
Integrated Device Technology, Inc.+..............     135,200      3,185,650
Intevac, Inc.+...................................      17,900         69,922
Lam Research Corp.+..............................      76,900      5,969,363
LTX Corp.+.......................................     107,800      1,940,400
Metron Technology N.V.+..........................      75,300      1,200,094
Microchip Technology, Inc.+......................      30,300      1,920,263
MIPS Technologies, Inc., Class A+................      66,900      2,951,963
MKS Instruments, Inc.+...........................     147,900      3,679,013
Photronics, Inc.+................................      82,700      1,995,138
PLX Technology, Inc.+............................      57,700      1,154,000
Rudolph Technologies, Inc.+......................       8,925        254,363
Sage, Inc.+......................................       7,100        177,500
Silicon Image, Inc.+.............................      43,300      1,861,900
Virata Corp.+....................................       8,350        268,244
                                                                ------------
                                                                  68,277,531
                                                                ------------
  TOTAL TECHNOLOGY...............................                191,965,727
                                                                ------------

TELECOMMUNICATIONS (11.0%)
TELECOMMUNICATION SERVICES (6.7%)
Allegiance Telecom, Inc..........................     104,200      7,697,775
American Mobile Satellite Corp.+.................     182,100      2,856,694
CapRock Communications Corp.+....................     152,000      3,705,000
Concentric Network Corp.+........................     231,800      6,591,813
Illuminet Holdings, Inc.+........................      16,400        861,000
Pac-West Telecomm, Inc.+.........................       2,180         55,590
Pacific Gateway Exchange, Inc.+..................      68,900      1,257,425
Splitrock Services, Inc.+........................     187,880      3,006,080
TALK.com, Inc.+..................................      64,200      1,083,375
TeleCorp PCS, Inc., Class A+.....................      17,200        620,275
Versatel Telecom International, N.V. (ADR)+(i)...      16,100        442,750

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
TELECOMMUNICATION SERVICES (CONTINUED)
Williams Communications Group, Inc.+.............      31,100   $    927,169
WinStar Communications, Inc.+....................      13,600        690,200
                                                                ------------
                                                                  29,795,146
                                                                ------------
TELECOMMUNICATIONS-EQUIPMENT (4.3%)
Advanced Fibre Communications, Inc.+.............     142,300      3,957,719
Copper Mountain Networks, Inc.+..................      21,400      1,785,563
E-Tek Dynamics, Inc.+............................      49,975      3,748,125
Paradyne Networks, Inc.+.........................      25,800        757,875
Polycom, Inc.+...................................      90,200      5,772,800
Sycamore Networks, Inc.+.........................      15,000      3,330,000
                                                                ------------
                                                                  19,352,082
                                                                ------------
  TOTAL TELECOMMUNICATIONS.......................                 49,147,228
                                                                ------------
  TOTAL COMMON STOCKS (COST $312,776,221)........                437,858,576
                                                                ------------
CONVERTIBLE PREFERRED STOCKS (0.0%)
ENERGY (0.0%)
GAS EXPLORATION (0.0%)
Tesoro Petroleum Corp.
  (cost $222,717)................................      15,200        193,800
                                                                ------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT         VALUE
-------------------------------------------------  -----------  -------------
SHORT-TERM INVESTMENTS (1.5%)
OTHER INVESTMENT COMPANIES (1.5%)
J.P. Morgan Institutional Prime Money Market
  Fund(cost $6,621,576)..........................  $6,621,576   $  6,621,576
                                                                ------------
TOTAL INVESTMENTS (COST
  $319,620,514) (99.9%).......................................   444,673,952
OTHER ASSETS IN EXCESS OF
  LIABILITIES (0.1%)..........................................       409,178
                                                                ------------
NET ASSETS (100.0%)...........................................  $445,083,130
                                                                ============

------------------------------
Note: Based on the cost of investments of $321,442,262 for federal income tax purposes at November 30, 1999, the aggregate gross unrealized appreciation and depreciation was $135,523,223 and $12,291,533, respectively, resulting in net unrealized appreciation of $123,231,690.

(i) Foreign security.

+ Non-income producing security.

ADR - American Depositary Receipt.

Spon. ADR - Sponsored ADR.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $319,620,514 )          $444,673,952
Receivable for Investments Sold                       3,222,864
Dividends Receivable                                    151,136
Interest Receivable                                      70,499
Receivable for Expense Reimbursement                      2,370
Prepaid Trustees' Fees                                      628
Prepaid Expenses and Other Assets                         3,957
                                                   ------------
    Total Assets                                    448,125,406
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     1,945,095
Payable to Custodian                                    820,580
Advisory Fee Payable                                    210,402
Custody Fee Payable                                      24,035
Administration Fee Payable                                8,749
Administrative Services Fee Payable                         372
Fund Services Fee Payable                                   228
Accrued Expenses                                         32,815
                                                   ------------
    Total Liabilities                                 3,042,276
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $445,083,130
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $10,423 )                                                   $    629,503
Interest Income                                                       458,392
                                                                 ------------
    Investment Income                                               1,087,895
EXPENSES
Advisory Fee                                       $  1,042,069
Custodian Fees and Expenses                              69,778
Administrative Services Fee                              44,108
Professional Fees and Expenses                           20,726
Printing Expenses                                         3,250
Fund Services Fee                                         2,975
Administration Fee                                        2,019
Trustees' Fees and Expenses                               1,082
Amortization of Organization Expense                        607
Insurance Expense                                           243
Miscellaneous                                                49
                                                   ------------
    Total Expenses                                                  1,186,906
                                                                 ------------
NET INVESTMENT LOSS                                                   (99,011)
NET REALIZED GAIN ON INVESTMENTS                                    9,066,318
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                     101,947,087
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $110,914,394
                                                                 ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED     FOR THE FISCAL
                                                   NOVEMBER 30, 1999    YEAR ENDED
                                                      (UNAUDITED)      MAY 31, 1999
                                                   -----------------  --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Loss                                $        (99,011)  $    (137,253)
Net Realized Gain (Loss) on Investments                   9,066,318     (19,297,966)
Net Change in Unrealized Appreciation of
  Investments                                           101,947,087      15,587,441
                                                   ----------------   -------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                         110,914,394      (3,847,778)
                                                   ----------------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           119,128,605     208,622,616
Withdrawals                                             (69,760,702)   (108,552,920)
                                                   ----------------   -------------
    Net Increase from Investors' Transactions            49,367,903     100,069,696
                                                   ----------------   -------------
    Total Increase in Net Assets                        160,282,297      96,221,918
NET ASSETS
Beginning of Period                                     284,800,833     188,578,915
                                                   ----------------   -------------
End of Period                                      $    445,083,130   $ 284,800,833
                                                   ================   =============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                           FOR THE PERIOD
                                                        FOR THE                             JUNE 16, 1997
                                                   SIX MONTHS ENDED        FOR THE        (COMMENCEMENT OF
                                                   NOVEMBER 30, 1999  FISCAL YEAR ENDED  OPERATIONS) THROUGH
                                                      (UNAUDITED)       MAY 31, 1999        MAY 31, 1998
                                                   -----------------  -----------------  -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                             0.68%(a)           0.71%                0.84%(a)
  Net Investment Loss                                     (0.06)%(a)         (0.07)%              (0.04)%(a)
  Expenses without Reimbursement                           0.68%(a)           0.71%                0.84%(a)(b)
Portfolio Turnover                                           65%               116%                  73%

------------------------
(a) Annualized

(b) Reimbursement was less than 0.01%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Opportunities Portfolio (the "portfolio") is one of five subtrusts (portfolios) comprising The Series Portfolio (the "series portfolio"). The portfolio is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio commenced operations on June 16, 1997. The portfolio's investment objective is to provide long-term growth from a portfolio of small company growth stocks. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based upon yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

   b) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio incurred organization expenses in the amount of $9,000 which were deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

   d) Expenses incurred by the series portfolio with respect to any two or more portfolios in the series portfolio are allocated in proportion to the net assets of each portfolio in the series portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

   e) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan and Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.60% of the portfolio's average daily net assets. For the six months ended
      November 30, 1999, such fees amounted to $1,045,561.

      The portfolio may invest in one or more affiliated money market funds:
      J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the portfolio in an amount to offset any doubling of investment advisory and shareholder servicing fees. For the six months ended November 30, 1999, J.P. Morgan has agreed to reimburse the portfolio $3,492 under this agreement.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1999, the fee for these services amounted to $2,019.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the portfolio, the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the six months ended
      November 30, 1999, the fee for these services amounted to $44,108.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. For the six months ended November 30, 1999, the portfolio's allocated portion of Group's costs in performing its services amounted to $2,975.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $600.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1999 were as follows:

               COST OF          PROCEEDS
               PURCHASES       FROM SALES
               ---------      -------------
               $ 271,680,175  $216,158,946

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

26